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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number     811-05646
New Century Portfolios

(Exact name of registrant as specified in charter)
100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)
Nicole M. Tremblay, Esq.
Weston Financial Group, Inc.      100 William Street, Suite 200       Wellesley, MA 02481

(Name and address of agent for service)
Registrant's telephone number, including area code:  (781) 235-7055
Date of fiscal year end:         October 31, 2014
Date of reporting period:       April 30, 2014
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

New Century Capital

New Century Balanced

New Century International

New Century Alternative Strategies

SEMI-ANNUAL REPORT

Six Months Ended April 30, 2014
(Unaudited)

100 William Street, Suite 200, Wellesley MA 02481  781-239-0445  888-639-0102   Fax 781-237-1635

CONTENTS

LETTER TO SHAREHOLDERS	2-4

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	5
Schedule of Investments	6-7
New Century Balanced Portfolio
Portfolio Information	8
Schedule of Investments	9-10
New Century International Portfolio
Portfolio Information	11
Schedule of Investments	12-13
New Century Alternative Strategies Portfolio
Portfolio Information	14
Schedule of Investments	15-17
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20-21
Financial Highlights	22-25
Notes to Financial Statements	26-35
About Your Portfolios’ Expenses	36-38

LETTER TO SHAREHOLDERS	April, 2014

Dear Fellow Shareholders:

We are pleased to present our Semi-Annual Report for the six-month period ended April 30, 2014. This report presents important financial information for each of the New Century Portfolios. We invite you to visit our website at www.newcenturyportfolios.com for additional information.

The S&P 500 Index finished 2013 in record high territory gaining over 30% for the calendar year. Overseas, a slow recovery in Europe was led by Germany, while the U.K. also gained traction. In December, after some concern due to uncertainty surrounding the potential tapering of the Quantitative Easing (QE) Program, markets were relieved when the Fed announced a thoughtful withdrawal from its QE Program. The Fed’s $85 billion monthly asset purchases are scheduled to be reduced by a measured $10 billion per month. Importantly, rates are expected to be kept low for a considerable time after asset purchases have ceased under the QE Program and the economic recovery strengthens.

In January, several emerging markets grabbed the headlines by staging pullbacks. Concern about growth in China as well as internal political and economic issues in countries like Ukraine and Argentina were likely to be key contributors. The Fed’s decision to continue to withdraw monetary stimulus in January compounded the issue as rising interest rates resulted in capital outflows from emerging economies. Currencies of countries such as Argentina, Venezuela and Turkey declined and the MSCI Emerging Markets Index decreased by 6.5% for the one-month period.

Over the six-month period from November 1, 2013 to April 30, 2014, the S&P 500 Index gained 8.4%, the MSCI EAFE Index gained 4.4% and the MSCI Emerging Markets Index lost 3.0%. As we look forward, global economies are in different stages of economic cycles. While European growth has been sluggish, the region has emerged from its credit crisis and countries are in various states of recovery. The GDP in Europe grew 0.7% from April 2013 heightening market expectations that the European Central Bank will adopt stimulus measures.1 China, a former growth engine, is slowing. The Chinese government had set an official GDP target of 7.5%, but it has been tracking lower than expected.2 In addition, China’s focus has shifted to employment growth and more sustainable economic programs going forward. The U.S. is slowly weaning off the Fed’s liquidity support as the economy moves into a more mature self-sustaining growth phase. Moderate growth, low inflation and continued improvement in the employment numbers are projected for the U.S. economy.3 After a multi-year run-up in equity markets, and as valuations approach longer term historical averages, the potential for increased volatility has risen. In this type of environment strong active management can potentially enhance returns, as markets rely less on overall market direction and more on investment quality.

New Century Capital Portfolio (NCCPX) gained 5.8% vs. 8.4% for the S&P 500 Index from November 1, 2013 to April 30, 2014. Over the six-month period, the Portfolio continued to employ more active managers as opposed to passive managers. As the market cycle matures and the Fed’s liquidity programs abate, we believe active management will likely benefit. International exposures in the Portfolio were reduced over the six-month period. Over the past six months, the Portfolio maintained a growth tilt, investing in managers and sector funds with a growth style. While the Portfolio takes a longer-term point of view, our investments in the small-cap, international, and growth sectors served as a drag on performance in the so far volatile 2014.

New Century Balanced Portfolio (NCIPX) performed in-line with peers and garnered 4.3% compared to 4.6% for the Morningstar Moderate Allocation category from November 1, 2013 to April 30, 2014. The Portfolio is managed roughly in line with the 60% equity and 40% fixed income allocations for the category. At the beginning of the year, the Portfolio harvested gains in well-performing sectors such as Consumer Staples and Health Care in preparation for potential pullbacks in these areas. Market action this year was hedged by investing in a low volatility structured note and reducing international exposures. At the same time, diversification was enhanced by increasing convertible and multi-sector fixed income exposures. The equity portion of the Portfolio has a slight growth tilt and is smaller cap than the category average.

New Century International Portfolio (NCFPX) returned 2.4% vs. 2.9% for the MSCI ACWI ex-USA benchmark for the six-month period ended April 30, 2014. The Portfolio currently favors Europe and remains optimistic for further recovery in this region. The focus has been on core countries such as Germany, Switzerland and the UK and the Portfolio’s strongest performing funds were in the Europe category. The Portfolio is roughly benchmark-weight in Asia, the category which was the largest detractor in the performance. Over the past six months, investments were shifted from the emerging to developed international markets and the Portfolio ended the period slightly overweight developed compared to the benchmark.

New Century Alternative Strategies Portfolio (NCHPX) increased 2.1% vs. 1.4% for the Morningstar Multi-Alternative category from November 1, 2013 to April 30, 2014. The Portfolio has outperformed the Multi-Alternative category for the 1-, 3-, 5- and 10-year periods ended April 30, 2014. The Portfolio has increased exposure to high conviction managers. In the Fixed Income category, duration has been kept short, using credit/currency themes to enhance returns. Two closed-end funds trading at deep discounts were added which mirrored mutual fund strategies currently held in the Portfolio, hoping to take advantage of both strong management and a shrinking discount. Within the Natural Resources category a structured note tracking WTI Crude Oil with leveraged upside participation and buffered downside protection was purchased. Management believes the Portfolio is strongly positioned to face potential rising equity market volatility.

While 2014 has endured a rocky start, it was to be expected after years of monetary stimulus by the Fed. In fact, the S&P 500 Index has historically undergone a 5% correction on average every 5.2 months since 1950.4 This January, the S&P 500 Index fell 5.7% peak to trough: however, it recovered in February and remained positive through April 2014. We look forward to new developments and opportunities to leverage new ideas in New Century Portfolios.

We appreciate your business and thank you for your trust in New Century Portfolios.

Sincerely,

Nicole M. Tremblay, Esq. President, CEO	Susan K. Arnold Portfolio Manager

Andre M. Fernandes Portfolio Manager	Ronald A. Sugameli Portfolio Manager

[1]	www.forbes.com
[2]	www.reuters.com
[3]	www.forbes.com
[4]	Stock Trader’s Almanac 2013, Yale Hirsch

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio holdings and opinions expressed herein are subject to change.

NEW CENTURY CAPITAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Vanguard Dividend Growth Fund - Investor Shares	6.9%
MFS Growth Fund - Class I	6.5%
Wells Fargo Advantage Growth Fund - Administrator Class	6.3%
Putnam Equity Income Fund - Class Y	5.6%
Vanguard 500 Index Fund - Signal Shares	5.4%
iShares Dow Jones U.S. Energy Sector Index Fund	4.3%
Fidelity Select Health Care Portfolio	4.2%
iShares Core S&P 500 ETF	4.2%
American Funds AMCAP Fund - Class A	4.2%
Gabelli Asset Fund (The) - Class I	4.1%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

INVESTMENT COMPANIES — 98.6%	Shares	Value
Large-Cap Funds — 62.9%
American Funds AMCAP Fund - Class A	168,438	$4,721,327
Gabelli Asset Fund (The) - Class I	71,028	4,674,330
iShares Core S&P 500 ETF (a)	25,050	4,747,977
iShares Russell 1000 Index Fund (a)	26,000	2,736,500
iShares S&P 500 Growth Index Fund (a)	41,800	4,180,000
iShares S&P 500 Value Index Fund (a)	43,105	3,790,223
JPMorgan Value Advantage Fund - Institutional Class	122,538	3,455,562
MFS Equity Opportunities Fund - Class I	58,831	1,617,276
MFS Growth Fund - Class I	109,530	7,349,500
Putnam Equity Income Fund - Class Y	303,165	6,369,489
RidgeWorth Large Cap Value Equity Fund - I Shares	197,872	3,401,429
Vanguard 500 Index Fund - Signal Shares	42,642	6,125,472
Vanguard Dividend Growth Fund - Investor Shares	359,415	7,835,242
Weitz Partners Value Fund (b)	88,133	2,922,505
Wells Fargo Advantage Growth Fund - Administrator Class	141,783	7,158,622
		71,085,454
Sector Funds — 16.3%
Fidelity Select Health Care Portfolio	25,323	4,774,629
iShares Dow Jones U.S. Energy Sector Index Fund (a)	91,400	4,889,900
Ivy Science and Technology Fund - Class I (b)	70,044	3,825,087
PowerShares Dynamic Pharmaceuticals Portfolio (a)	67,000	3,863,890
SPDR Gold Shares (a) (b) (c)	9,000	1,117,980
		18,471,486
Mid-Cap Funds — 10.4%
iShares S&P MidCap 400 Growth Index Fund (a)	12,600	1,874,880
iShares S&P MidCap 400 Value Index Fund (a)	31,600	3,796,740
Putnam Equity Spectrum Fund - Class Y	74,124	3,164,354
SPDR S&P MidCap 400 ETF Trust (a)	11,702	2,887,117
		11,723,091
International Funds — 5.2%
Oppenheimer Developing Markets Fund - Class Y	47,443	1,753,006
Oppenheimer International Growth Fund - Class Y	105,357	4,089,962
		5,842,968
Small-Cap Funds — 3.8%
Brown Capital Management Small Company Fund - Institutional Class	15,575	1,068,446
iShares S&P SmallCap 600 Growth Index Fund (a)	6,700	769,428
iShares S&P SmallCap 600 Value Index Fund (a)	21,800	2,416,530
		4,254,404

Total Investment Companies (Cost $74,194,218)		$111,377,403

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $461,380)	461,380	$461,380

Total Investments at Value — 99.0% (Cost $74,655,598)		$111,838,783

Other Assets in Excess of Liabilities — 1.0%		1,167,914

Net Assets — 100.0%		$113,006,697

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO PORTFOLIO INFORMATION April 30, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Loomis Sayles Bond Fund - Institutional Class	8.0%
First Eagle Global Fund - Class A	7.7%
Wells Fargo Advantage Growth Fund - Administrator Class	6.0%
SPDR S&P MidCap 400 ETF Trust	5.8%
Harding, Loevner International Equity Portfolio - Institutional Class	5.7%
Dodge & Cox Income Fund	5.3%
Templeton Global Bond Fund - Class A	5.2%
American Funds AMCAP Fund - Class A	5.2%
iShares Core S&P 500 ETF	5.0%
JPMorgan Value Advantage Fund - Institutional Class	4.8%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

INVESTMENT COMPANIES — 98.0%	Shares	Value
Large-Cap Funds — 25.4%
American Funds AMCAP Fund - Class A	132,720	$3,720,153
iShares Core S&P 500 ETF (a)	19,100	3,620,214
John Hancock Disciplined Value Fund - Class I	173,563	3,160,580
JPMorgan Value Advantage Fund - Institutional Class	121,722	3,432,561
Wells Fargo Advantage Growth Fund - Administrator Class	86,021	4,343,226
		18,276,734
Fixed Income/Multi-Sector Bond Funds — 17.9%
Dodge & Cox Income Fund	275,523	3,804,969
Loomis Sayles Bond Fund - Institutional Class	369,511	5,756,986
PIMCO Income Fund - Institutional Class	264,972	3,317,450
		12,879,405
Sector Funds — 13.6%
Consumer Staples Select Sector SPDR Fund (a)	43,700	1,933,288
Fidelity Select Health Care Portfolio	14,398	2,714,679
iShares Dow Jones U.S. Energy Sector Index Fund (a)	46,500	2,487,750
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	152,087	1,966,481
SPDR Gold Shares (a) (b) (c)	5,300	658,366
		9,760,564
International Funds — 13.4%
First Eagle Global Fund - Class A	100,053	5,510,925
Harding, Loevner International Equity Portfolio - Institutional Class	227,711	4,126,120
		9,637,045
Worldwide Bond Funds — 7.6%
Loomis Sayles Global Bond Fund - Institutional Class	103,021	1,710,148
Templeton Global Bond Fund - Class A	288,143	3,774,677
		5,484,825
High Yield Bond Funds — 6.2%
Loomis Sayles Institutional High Income Fund	311,614	2,517,843
Oppenheimer Senior Floating Rate Fund - Class A	227,941	1,912,423
		4,430,266
Mid-Cap Funds — 5.8%
SPDR S&P MidCap 400 ETF Trust (a)	16,980	4,189,305

Small-Cap Funds — 4.3%
Brown Capital Management Small Company Fund - Institutional Class	7,199	493,833
iShares S&P SmallCap 600 Growth Index Fund (a)	8,100	930,204
iShares S&P SmallCap 600 Value Index Fund (a)	15,200	1,684,920
		3,108,957
Convertible Bond Funds — 3.8%
Allianz AGIC Convertible Fund - Institutional Shares	78,102	2,770,273

Total Investment Companies (Cost $53,506,610)		$70,537,374

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

STRUCTURED NOTES — 1.1%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b) (Cost $750,000)	$750,000	$766,050

MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (d) (Cost $261,448)	261,448	$261,448

Total Investments at Value — 99.5% (Cost $54,518,058)		$71,564,872

Other Assets in Excess of Liabilities — 0.5%		379,533

Net Assets — 100.0%		$71,944,405

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO PORTFOLIO INFORMATION April 30, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Columbia European Equity Fund - Class A	8.1%
Matthews Japan Fund - Institutional Class	7.0%
iShares MSCI Germany Index Fund	6.9%
Franklin Mutual European Fund - Class A	6.8%
iShares MSCI United Kingdom Index Fund	6.6%
Oakmark International Fund - Class I	6.5%
iShares MSCI Switzerland Index Fund	6.2%
Matthews Pacific Tiger Fund - Investor Class	6.0%
Vanguard MSCI Europe ETF	5.6%
WisdomTree Japan Hedged Equity Fund	4.7%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

INVESTMENT COMPANIES — 99.6%	Shares	Value
Europe Funds — 43.8%
Columbia European Equity Fund - Class A	633,491	$4,877,884
Franklin Mutual European Fund - Class A	167,315	4,062,420
iShares MSCI Germany Index Fund (a)	130,700	4,140,576
iShares MSCI Sweden Index Fund (a)	58,000	2,138,460
iShares MSCI Switzerland Index Fund (a)	105,600	3,699,168
iShares MSCI United Kingdom Index Fund (a)	183,246	3,943,454
Vanguard MSCI Europe ETF (a)	55,200	3,340,152
		26,202,114
Diversified Funds — 25.7%
Columbia Acorn International Select Fund - Class A	73,420	2,057,954
Harbor International Fund - Institutional Class	17,369	1,274,845
Harding, Loevner International Equity Portfolio - Institutional Class	98,790	1,790,080
iShares MSCI EAFE Growth Index Fund (a)	10,900	780,658
iShares MSCI EAFE Value Index Fund (a)	11,800	696,318
MFS International Value Fund - Class I	35,236	1,262,503
Oakmark International Fund - Class I	144,808	3,877,959
Oppenheimer International Growth Fund - Class Y	32,536	1,263,025
Templeton Institutional Funds - Foreign Smaller Companies Series	105,113	2,352,422
		15,355,764
Asia/Pacific Funds — 24.0%
iShares MSCI Australia Index Fund (a)	30,100	796,145
iShares MSCI Pacific ex-Japan Index Fund (a)	39,000	1,926,210
Matthews China Dividend Fund - Investor Class	83,721	1,079,164
Matthews Japan Fund - Institutional Class	272,675	4,174,654
Matthews Pacific Tiger Fund - Investor Class	138,629	3,573,847
WisdomTree Japan Hedged Equity Fund (a)	61,700	2,843,753
		14,393,773
Emerging Markets Funds — 3.1%
Aberdeen Emerging Markets Fund - Institutional Class	82,973	1,235,473
Vanguard MSCI Emerging Markets ETF (a)	15,400	630,476
		1,865,949
Americas Funds — 3.0%
Fidelity Canada Fund	10,011	605,369
JPMorgan Latin America Fund - Select Class	67,840	1,210,270
		1,815,639

Total Investment Companies (Cost $43,507,055)		$59,633,239

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (b) (Cost $461,791)	461,791	$461,791

Total Investments at Value — 100.4% (Cost $43,968,846)		$60,095,030

Liabilities in Excess of Other Assets — (0.4%)		(215,408)

Net Assets — 100.0%		$59,879,622

(a)	Exchange-traded fund.
(b)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO PORTFOLIO INFORMATION April 30, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Touchstone Merger Arbitrage Fund - Institutional Shares	7.7%
MainStay Marketfield Fund - Class I	7.0%
Calamos Market Neutral Income Fund - Class A	5.6%
First Eagle Global Fund - Class A	5.4%
FPA Crescent Fund	5.4%
361 Managed Futures Strategy Fund - Class I	4.9%
Wasatch Long/Short Fund	4.7%
Berwyn Income Fund	4.6%
Weitz Partners III Opportunity Fund - Institutional Class	3.6%
Mutual Global Discovery Fund - Class Z	3.2%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2014 (Unaudited)

INVESTMENT COMPANIES — 94.0%	Shares	Value
Long/Short Equity Funds — 21.9%
AllianceBernstein Select US Long/Short Portfolio - Class I	186,432	$2,218,541
MainStay Marketfield Fund - Class I	492,812	8,776,982
Robeco Boston Partners Long/Short Research Fund - Institutional Class (b)	218,400	3,179,901
TFS Market Neutral Fund	182,640	2,754,206
Wasatch Long/Short Fund	358,345	5,905,530
Weitz Partners III Opportunity Fund - Institutional Class (b)	270,708	4,482,933
		27,318,093
Arbitrage Funds — 16.1%
Arbitrage Fund (The) - Class I (b)	2,111	27,082
Calamos Market Neutral Income Fund - Class A	534,749	6,951,743
Gabelli ABC Fund - Advisor Class	169,819	1,730,452
Merger Fund (The)	109,159	1,764,013
Touchstone Merger Arbitrage Fund - Institutional Shares	891,088	9,561,373
		20,034,663
Global Macro Funds — 14.9%
BlackRock Global Allocation Fund - Class A	83,394	1,792,133
First Eagle Global Fund - Class A	121,765	6,706,809
Ivy Asset Strategy Fund - Class A	106,150	3,285,354
John Hancock Global Absolute Return Strategies Fund - Class I	255,921	2,827,927
Mutual Global Discovery Fund - Class Z	114,744	3,985,078
		18,597,301
Asset Allocation Funds — 10.0%
Berwyn Income Fund	400,805	5,759,564
FPA Crescent Fund	198,365	6,659,114
		12,418,678
High Yield/Fixed Income Funds — 9.2%
Aberdeen Asia-Pacific Income Fund, Inc. (d)	210,000	1,310,400
BlackRock Credit Allocation Income Trust (d)	70,000	957,600
Ivy High Income Fund - Class A	203,182	1,771,746
PIMCO Income Fund - Institutional Class	203,346	2,545,895
Templeton Global Bond Fund - Class A	252,240	3,304,340
Templeton Global Income Fund (d)	190,000	1,508,600
		11,398,581
Natural Resources Funds — 6.9%
Market Vectors Gold Miners ETF (a)	43,000	1,036,730
Oppenheimer MLP Select 40 Fund - Institutional Class (b)	131,399	1,698,993
PIMCO CommodityRealReturn Strategy Fund - Class A	222,987	1,333,464
RS Global Natural Resources Fund - Class A	26,957	1,034,868
SPDR Gold Shares (a) (b) (c)	10,500	1,304,310
Tortoise MLP & Pipeline Fund - Institutional Class	122,542	2,126,101
		8,534,466

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 94.0% (Continued)	Shares	Value
Real Estate Funds — 6.1%
CBRE Clarion Global Real Estate Income Fund (d)	154,000	$1,325,940
ING Global Real Estate Fund - Class I	141,302	2,734,184
Vanguard REIT ETF (a)	49,000	3,574,060
		7,634,184
Managed Futures Funds — 5.9%
361 Managed Futures Strategy Fund - Class I	552,758	6,157,720
AQR Managed Futures Strategy Fund - Class N	124,402	1,222,871
		7,380,591
Option Hedged Funds — 1.9%
BlackRock Enhanced Capital & Income Fund (d)	50,000	715,000
BlackRock Enhanced Equity Dividend Trust (d)	120,000	972,000
Gateway Fund - Class A	25,054	729,835
		2,416,835
Deep Value/Distressed Securities Funds — 1.1%
Third Avenue Focused Credit Fund - Institutional Class	114,988	1,372,958

Total Investment Companies (Cost $99,918,423)		$117,106,350

STRUCTURED NOTES — 5.1%	Par Value	Value
BNP Paribas Buffered Return Enhanced Notes Linked to the Performance of WTI Crude Oil, due 03/24/2016 (b)	$1,500,000	$1,510,050
JPMorgan Chase & Co., Return Notes Linked to JPMorgan ETF Efficiente 5 PR Index, due 06/23/2014	1,500,000	1,547,250
JPMorgan Chase & Co., Return Notes Linked to the JPMorgan Strategic Volatility Dynamic Index (Series 1), due 09/30/2014 (b)	1,500,000	1,115,250
RBC Capital Markets, Absolute Return Barrier Equity Security Linked Notes, due 05/15/2014 (b)	1,600,000	2,212,800
Total Structured Notes (Cost $6,100,000)		$6,385,350

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (e) (Cost $1,206,498)	1,206,498	$1,206,498

Total Investments at Value — 100.1% (Cost $107,224,921)		$124,698,198

Liabilities in Excess of Other Assets — (0.1%)		(102,659)

Net Assets — 100.0%		$124,595,539

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2014 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$74,655,598	$54,518,058	$43,968,846	$107,224,921
At value (Note 1A)	$111,838,783	$71,564,872	$60,095,030	$124,698,198
Dividends receivable	225	21,827	219	13,026
Receivable for investment securities sold	1,468,398	466,160	—	—
Receivable for capital shares sold	9,033	2,956	6,901	77,747
Other assets	3,227	2,047	1,747	3,587
TOTAL ASSETS	113,319,666	72,057,862	60,103,897	124,792,558

LIABILITIES
Payable for investment securities purchased	—	20,995	—	11,210
Payable for capital shares redeemed	168,044	—	142,599	57,258
Payable to Adviser (Note 2)	92,901	60,861	50,629	79,600
Payable to Distributor (Note 3)	22,600	10,300	11,600	15,600
Other accrued expenses	29,424	21,301	19,447	33,351
TOTAL LIABILITIES	312,969	113,457	224,275	197,019

NET ASSETS	$113,006,697	$71,944,405	$59,879,622	$124,595,539

Net assets consist of:
Paid-in capital	$70,923,032	$52,749,346	$41,273,489	$112,705,727
Accumulated undistributed (overdistributed) net investment income	283,325	22,353	237,398	(174,207)
Accumulated net realized gains (losses) on investments	4,617,155	2,125,892	2,242,551	(5,409,258)
Net unrealized appreciation on investments	37,183,185	17,046,814	16,126,184	17,473,277
Net assets	$113,006,697	$71,944,405	$59,879,622	$124,595,539

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,634,145	4,427,425	3,887,667	9,430,266

Net asset value, offering price and redemption price per share (a)	$20.06	$16.25	$15.40	$13.21

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2014 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$1,077,751	$1,139,731	$679,824	$1,501,180
Interest	—	—	—	13,642
Total investment income	1,077,751	1,139,731	679,824	1,514,822

EXPENSES
Investment advisory fees (Note 2)	547,606	356,388	300,771	461,190
Distribution costs (Note 3)	129,151	70,008	63,839	117,644
Accounting fees	25,192	20,069	18,685	26,429
Administration fees (Note 2)	19,963	13,161	11,342	21,653
Trustees’ fees (Note 2)	18,372	11,639	9,751	20,239
Legal and audit fees	15,327	11,522	10,907	18,043
Transfer agent fees	13,380	10,656	9,929	14,035
Custody and bank service fees	10,255	7,349	6,501	10,682
Insurance expense	4,283	2,754	2,355	4,954
Postage & supplies	3,965	2,873	2,545	3,787
Other expenses	6,932	6,010	5,751	7,772
Total expenses	794,426	512,429	442,376	706,428

NET INVESTMENT INCOME	283,325	627,302	237,448	808,394

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments	3,361,506	1,193,624	1,661,405	(353,225)
Capital gain distributions from regulated investment companies	1,979,441	1,087,080	581,340	1,501,887
Net change in unrealized appreciation (depreciation) on investments	803,156	124,551	(1,042,222)	596,333

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,144,103	2,405,255	1,200,523	1,744,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,427,428	$3,032,557	$1,437,971	$2,553,389

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Capital Portfolio		New Century Balanced Portfolio
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income (loss)	$283,325	$(3,885)	$627,302	$797,755
Net realized gains from security transactions	3,361,506	10,120,888	1,193,624	4,244,536
Capital gain distributions from regulated investment companies	1,979,441	440,532	1,087,080	432,660
Net change in unrealized appreciation (depreciation) on investments	803,156	11,827,607	124,551	4,608,660
Net increase in net assets from operations	6,427,428	22,385,142	3,032,557	10,083,611

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	—	—	(790,570)	(794,645)
From net realized gains on security transactions (Note 1E)	(10,250,145)	(4,174,787)	(3,999,254)	—
Decrease in net assets from distributions to shareholders	(10,250,145)	(4,174,787)	(4,789,824)	(794,645)

FROM CAPITAL SHARE TRANSACTIONS
Net assets received in conjunction with fund merger (Note 1)	—	12,773,191	—	—
Proceeds from shares sold	1,217,681	3,510,261	1,607,798	2,946,146
Proceeds from redemption fees collected (Note 1B)	130	724	—	1
Net asset value of shares issued in reinvestment of distributions to shareholders	9,899,484	4,040,782	4,582,522	768,274
Payments for shares redeemed	(7,116,025)	(13,370,844)	(3,945,640)	(8,371,973)
Net increase (decrease) in net assets from capital share transactions	4,001,270	6,954,114	2,244,680	(4,657,552)

TOTAL INCREASE IN NET ASSETS	178,553	25,164,469	487,413	4,631,414

NET ASSETS
Beginning of period	112,828,144	87,663,675	71,456,992	66,825,578
End of period	$113,006,697	$112,828,144	$71,944,405	$71,456,992

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$283,325	$—	$22,353	$185,621

CAPITAL SHARE ACTIVITY
Shares issued in conjunction with fund merger (Note 1)	—	708,515	—	—
Shares sold	60,364	191,859	98,013	193,485
Shares reinvested	497,461	236,580	286,766	52,478
Shares redeemed	(346,201)	(708,926)	(242,319)	(552,033)
Net increase (decrease) in shares outstanding	211,624	428,028	142,460	(306,070)
Shares outstanding, beginning of period	5,422,521	4,994,493	4,284,965	4,591,035
Shares outstanding, end of period	5,634,145	5,422,521	4,427,425	4,284,965

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century International Portfolio		New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment income	$237,448	$400,696	$808,394	$467,373
Net realized gains (losses) from security transactions	1,661,405	7,854,026	(353,225)	1,535,433
Capital gain distributions from regulated investment companies	581,340	225,293	1,501,887	889,507
Net change in unrealized appreciation (depreciation) on investments	(1,042,222)	1,406,537	596,333	5,147,864
Net increase in net assets from operations	1,437,971	9,886,552	2,553,389	8,040,177

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(361,371)	(642,497)	(748,917)	(668,997)
From net realized gains on security transactions (Note 1E)	(4,279,496)	—	—	—
Decrease in net assets from distributions to shareholders	(4,640,867)	(642,497)	(748,917)	(668,997)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	705,126	2,276,174	6,820,081	15,300,515
Proceeds from redemption fees collected (Note 1B)	—	3	2	2,722
Net asset value of shares issued in reinvestment of distributions to shareholders	4,538,606	631,930	721,862	656,678
Payments for shares redeemed	(4,868,755)	(6,710,756)	(8,161,415)	(17,192,246)
Net increase (decrease) in net assets from capital share transactions	374,977	(3,802,649)	(619,470)	(1,232,331)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,827,919)	5,441,406	1,185,002	6,138,849

NET ASSETS
Beginning of period	62,707,541	57,266,135	123,410,537	117,271,688
End of period	$59,879,622	$62,707,541	$124,595,539	$123,410,537

ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$237,398	$361,321	$(174,207)	$(233,684)

CAPITAL SHARE ACTIVITY
Shares sold	46,065	152,928	523,160	1,205,497
Shares reinvested	296,060	43,581	55,358	53,258
Shares redeemed	(314,649)	(449,438)	(624,703)	(1,360,199)
Net increase (decrease) in shares outstanding	27,476	(252,929)	(46,185)	(101,444)
Shares outstanding, beginning of period	3,860,191	4,113,120	9,476,451	9,577,895
Shares outstanding, end of period	3,887,667	3,860,191	9,430,266	9,476,451

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013		2012	2011		2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.81		$17.55		$16.11	$15.41		$13.26	$11.76

Income (loss) from investment operations:
Net investment income (loss)	0.05		(0.00	)(a)	(0.01)	(0.04)		(0.03)	0.03
Net realized and unrealized gains on investments	1.14		4.11		1.54	0.74		2.21	1.50
Total from investment operations	1.19		4.11		1.53	0.70		2.18	1.53

Less distributions:
Distributions from net investment income	—		—		—	—		(0.03)	(0.03)
Distributions from net realized gains	(1.94)		(0.85)		(0.09)	—		—	—
Total distributions	(1.94)		(0.85)		(0.09)	—		(0.03)	(0.03)

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	—	—		0.00 (a)	0.00 (a)

Net asset value, end of period	$20.06		$20.81		$17.55	$16.11		$15.41	$13.26

TOTAL RETURN (b)	5.78%	(c)	24.45%		9.57%	4.54%		16.47%	13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$113,007		$112,828		$87,664	$88,602		$93,266	$85,000

Ratio of expenses to average net assets (d)	1.41%	(f)	1.43%		1.46%	1.42%		1.40%	1.41%

Ratio of net investment income (loss) to average net assets (d) (e)	0.50%	(f)	(0.00%	)	(0.05% )	(0.25%	)	(0.20% )	0.27%

Portfolio turnover	7%	(c)	28%		7%	60%		10%	4%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.68		$14.56	$13.59	$13.22	$11.93	$10.54

Income from investment operations:
Net investment income	0.15		0.18	0.17	0.20	0.15	0.22
Net realized and unrealized gains on investments	0.55		2.12	0.97	0.37	1.30	1.39
Total from investment operations	0.70		2.30	1.14	0.57	1.45	1.61

Less distributions:
Distributions from net investment income	(0.19)		(0.18)	(0.17)	(0.20)	(0.16)	(0.22)
Distributions from net realized gains	(0.94)		—	—	—	—	—
Total distributions	(1.13)		(0.18)	(0.17)	(0.20)	(0.16)	(0.22)

Proceeds from redemption fees collected	—		0.00 (a)	0.00 (a)	0.00 (a)	—	—

Net asset value, end of period	$16.25		$16.68	$14.56	$13.59	$13.22	$11.93

TOTAL RETURN (b)	4.28%	(c)	15.97%	8.54%	4.29%	12.23%	15.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$71,944		$71,457	$66,826	$64,582	$64,880	$61,578

Ratio of expenses to average net assets (d)	1.44%	(f)	1.43%	1.45%	1.43%	1.44%	1.45%

Ratio of net investment income to average net assets (d) (e)	1.76%	(f)	1.17%	1.18%	1.39%	1.20%	2.07%

Portfolio turnover	6%	(c)	21%	13%	17%	7%	13%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013	2012	2011	2010	2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.24		$13.92	$13.41	$14.53	$12.70	$10.08

Income (loss) from investment operations:
Net investment income	0.06		0.11	0.15	0.10	0.09	0.13
Net realized and unrealized gains (losses) on investments	0.33		2.37	0.46	(1.14)	1.82	2.61
Total from investment operations	0.39		2.48	0.61	(1.04)	1.91	2.74

Less distributions:
Distributions from net investment income	(0.10)		(0.16)	(0.10)	(0.08)	(0.08)	(0.12)
Distributions from net realized gains	(1.13)		—	—	—	—	—
Total distributions	(1.23)		(0.16)	(0.10)	(0.08)	(0.08)	(0.12)

Proceeds from redemption fees collected	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$15.40		$16.24	$13.92	$13.41	$14.53	$12.70

TOTAL RETURN (b)	2.44%	(c)	17.95%	4.60%	(7.22% )	15.07%	27.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$59,880		$62,708	$57,266	$61,262	$68,947	$89,449

Ratios of expenses to average net assets (d)	1.47%	(f)	1.43%	1.50%	1.46%	1.45%	1.44%

Ratios of net investment income to average net assets (d) (e)	0.79%	(f)	0.67%	1.03%	0.63%	0.57%	1.23%

Portfolio turnover	3%	(c)	32%	4%	13%	4%	11%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2014 (Unaudited)		Years Ended October 31,
			2013		2012		2011	2010		2009
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.02		$12.24		$11.80		$11.87	$11.11		$10.14

Income (loss) from investment operations:
Net investment income	0.08		0.05		0.14		0.17	0.08		0.14
Net realized and unrealized gains (losses) on investments	0.19		0.80		0.47		(0.09)	0.83		1.15
Total from investment operations	0.27		0.85		0.61		0.08	0.91		1.29

Less distributions:
Distributions from net investment income	(0.08)		(0.07)		(0.17)		(0.15)	(0.15)		(0.32)

Proceeds from redemption fees collected	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)	0.00	(a)	0.00	(a)

Net asset value, end of period	$13.21		$13.02		$12.24		$11.80	$11.87		$11.11

TOTAL RETURN (b)	2.07%	(c)	6.99%		5.26%		0.62%	8.21%		13.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$124,596		$123,411		$117,272		$114,841	$135,287		$139,168

Ratio of expenses to average net assets (d)	1.15%	(f)	1.13%		1.11%		1.09%	1.10%		1.06%

Ratio of net investment income to average net assets (d) (e)	1.31%	(f)	0.39%		1.15%		1.48%	0.74%		1.46%

Portfolio turnover	9%	(c)	25%		32%		31%	22%		27%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Note 2).
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Adviser”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment adviser to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., serves as the distributor and principal underwriter to each Portfolio.

On February 28, 2013, New Century Capital Portfolio consummated a tax-free merger with New Century Opportunistic Portfolio, a former series of New Century. Pursuant to the terms of the merger agreement, each share of New Century Opportunistic Portfolio was converted into an equivalent dollar amount of shares of New Century Capital Portfolio, based on each Portfolio’s respective net asset value as of February 28, 2013 ($11.52 and $18.03, respectively), resulting in each share of New Century Opportunistic Portfolio receiving 0.638960 shares of New Century Capital Portfolio. New Century Capital Portfolio issued 708,515 shares to shareholders of New Century Opportunistic Portfolio. Net assets of New Century Capital and New Century Opportunistic Portfolios as of the merger date were $92,126,682 and $12,773,191, respectively, including unrealized appreciation on investments of $26,607,892 and $3,792,313, respectively. In addition, New Century Opportunistic Portfolio’s net assets included accumulated net realized capital losses on investments of $1,123,635. Total net assets of New Century Capital Portfolio immediately after the merger were $104,899,873.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including exchange traded funds (“ETFs”), that emphasize investments in equity securities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs, that emphasize investments in equity securities (domestic and foreign), fixed income (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies, including ETFs, that emphasize investments in equity and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs and closed-end funds, that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured Notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2014:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$111,377,403	$—	$—	$111,377,403
Money Market Funds	461,380	—	—	461,380
Total	$111,838,783	$—	$—	$111,838,783

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$70,537,374	$—	$—	$70,537,374
Structured Notes	—	766,050	—	766,050
Money Market Funds	261,448	—	—	261,448
Total	$70,798,822	$766,050	$—	$71,564,872

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$59,633,239	$—	$—	$59,633,239
Money Market Funds	461,791	—	—	461,791
Total	$60,095,030	$—	$—	$60,095,030

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$117,106,350	$—	$—	$117,106,350
Structured Notes	—	6,385,350	—	6,385,350
Money Market Funds	1,206,498	—	—	1,206,498
Total	$118,312,848	$6,385,350	$—	$124,698,198

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of April 30, 2014, the Portfolios did not have any transfers in and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2014. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. This redemption fee applies to all shareholders and accounts; however, each Portfolio reserves the right to waive such redemption fees on employer sponsored retirement accounts. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2014 and October 31, 2013, proceeds from redemption fees totaled $130 and $724, respectively, for New Century Capital Portfolio, $0 and $1, respectively, for New Century Balanced Portfolio, $0 and $3, respectively, for New Century International Portfolio and $2 and $2,722, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.	Investment Transactions

Investment transactions are recorded on a trade date basis for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

D.	Income Recognition

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-dividend date.

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2014 and October 31, 2013 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
New Century Capital Portfolio
April 30, 2014	$100,544	$10,149,601	$10,250,145
October 31, 2013	$—	$4,174,787	$4,174,787
New Century Balanced Portfolio
April 30, 2014	$790,570	$3,999,254	$4,789,824
October 31, 2013	$794,645	$—	$794,645
New Century International Portfolio
April 30, 2014	$361,371	$4,279,496	$4,640,867
October 31, 2013	$642,497	$—	$642,497
New Century Alternative Strategies Portfolio
April 30, 2014	$748,917	$—	$748,917
October 31, 2013	$668,997	$—	$668,997

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Adviser. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	INVESTMENT ADVISORY FEES, ADMINISTRATIVE AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has a separate Investment Advisory Agreement with the Adviser. Investment advisory fees for each Portfolio are computed daily and paid monthly. For the reporting period, the investment advisory fees for New Century Capital, New Century Balanced and New Century International Portfolios are computed at an annualized rate of 1.00% (100 basis points) on the first $100 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of 0.75% (75 basis points) of average daily net assets. The advisory fees are calculated based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined. Effective May 1, 2014, the investment advisory fee for New Century Balanced Portfolio was reduced to an annualized rate of 1.00% (100 basis points) on the first $50 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount.

The Adviser has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. The total expenses do not include a Portfolio’s proportionate share of expenses of the underlying investment companies (i.e. acquired fund fees and expenses) in which such Portfolio invests. This contractual agreement is in place until March 1, 2015. During the six months ended April 30, 2014, no such reduction of advisory fees was necessary with respect to any Portfolio.

Any advisory fee reductions and/or any other operating expenses absorbed by the Adviser pursuant to the expense limitation agreement shall be reimbursed by the Portfolio to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Portfolio’s current total operating expenses for such year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Adviser incurred the expense. As of April 30, 2014, there are no such amounts outstanding due to the Adviser.

Fees paid by the Portfolios pursuant to an Administration Agreement with the Adviser to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the overseeing of the Portfolios’ affairs.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

The Portfolios pay each Trustee who is not affiliated with the Adviser a $16,000 annual retainer, paid quarterly, and a per meeting fee of $6,000 for regularly scheduled meetings. The Portfolios will also pay each Trustee who is not affiliated with the Adviser a $6,000 special meeting fee if such meeting is held independently of a regularly scheduled meeting. Any Trustee who is affiliated with the Adviser and any officer of New Century does not receive compensation from the Portfolios at this time.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH RELATED PARTIES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940, as amended, and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to 0.25% (25 basis points) of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2014, the Distributor received $129,151, $70,008, $63,839 and $117,644 from New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2014, the Distributor also received sales commissions and other compensation of $11,570, $18,380, $10,935 and $37,257 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation it has received as a result of a Portfolio’s investment in other investment companies.

Certain officers and Trustees of New Century are also officers and/or directors of the Adviser and the Distributor.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

(4)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2014, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$7,677,194	$4,601,430	$1,941,929	$13,183,260
Proceeds from sales of investment securities	$12,392,485	$4,790,243	$5,224,976	$10,520,272

(5)	TAX MATTERS

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Portfolios of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at April 30, 2014 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated undistributed (overdistributed) ordinary income	$283,325	$22,353	$237,398	$(174,207)
Net unrealized appreciation	37,182,790	16,892,474	16,126,184	16,600,119
Capital loss carryforwards	(722,962)	—	—	(5,686,994)
Other gains	5,340,512	2,280,232	2,242,551	1,150,894
Total accumulated earnings	$42,083,665	$19,195,059	$18,606,133	$11,889,812

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

The following information is based upon the federal income tax cost of investment securities as of April 30, 2014:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$74,655,993	$54,672,398	$43,968,846	$108,098,079
Gross unrealized appreciation	$37,450,895	$16,924,341	$16,168,724	$19,198,794
Gross unrealized depreciation	(268,105)	(31,867)	(42,540)	(2,598,675)
Net unrealized appreciation	$37,182,790	$16,892,474	$16,126,184	$16,600,119

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital, New Century Balanced and New Century Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2013, New Century Capital and New Century Alternative Strategies Portfolios had the following capital loss carryforwards for federal income tax purposes, which may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

	New Century Capital Portfolio	New Century Alternative Strategies Portfolio
Expires October 31, 2015 - short-term	$722,962	$—
Expires October 31, 2017 - short-term	—	3,855,972
Expires October 31, 2018 - short-term	—	1,831,022
	$722,962	$5,686,994

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after October 31, 2011 for an unlimited period. Capital losses incurred during post-enactment taxable years are required to be utilized prior to those losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards are more likely to expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2014 (Unaudited)

As a result of the merger described in Note 1, pre-merger short-term capital loss carryforwards, which were acquired by New Century Capital Portfolio from New Century Opportunistic Portfolio, are subject to annual limitations under Sections 381-384 of the Code. The short-term capital loss carryforwards of $722,962 are subject to limitations of $361,481 and $361,481 for fiscal years 2014 and 2015, respectively.

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended October 31, 2010 through October 31, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Portfolio identifies its major tax jurisdiction as U.S. Federal.

(6)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(7)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2013) and held for the entire period (April 30, 2014).

The table below illustrates each Portfolio’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with an initial investment of $1,000 in each of the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited) (Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

New Century Capital Portfolio

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,057.80	$7.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.80	$7.05

*
Expenses are equal to the New Century Capital Portfolio’s annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Balanced Portfolio

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,042.80	$7.29
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.65	$7.20

*
Expenses are equal to the New Century Balanced Portfolio’s annualized expense ratio of 1.44% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited) (Continued)

New Century International Portfolio

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,024.40	$7.38
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	$7.35

*
Expenses are equal to the New Century International Portfolio’s annualized expense ratio of 1.47% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New Century Alternative Strategies Portfolio

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,020.70	$5.76
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.09	$5.76

*
Expenses are equal to the New Century Alternative Strategies Portfolio’s annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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INVESTMENT ADVISER AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
US Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.   Code of Ethics.
Not required
Item 3.   Audit Committee Financial Expert.
Not required
Item 4.   Principal Accountant Fees and Services.
Not required
Item 5.   Audit Committee of Listed Registrants.
Not applicable
Item 6.   Schedule of Investments.
(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable
Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable
Item 10.   Submission of Matters to a Vote of Security Holders.
The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 100 William Street, Suite 200, Wellesley, Massachusetts 02481-3902.

Item 11.   Controls and Procedures.
(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.
(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.   Exhibits.
File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto
(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable
(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   New Century Portfolios
By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	June 27, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	June 27, 2014

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	June 27, 2014

* Print the name and title of each signing officer under his or her signature.